Intangible Assets and Goodwill, Net - Assumptions used in fair value calculations of goodwill and intangible assets (Details) - Cable	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	4.00%	3.70%
Discount rate (as a percentage)	10.00%	10.50%
Pre-tax discount rate	13.66%
Multiple of sales	2.2	2.3
Multiple of EBITDA (as defined)	6.8	6.3
Maximum
Intangible Assets and Goodwill, Net
Long-term growth rate (as a percentage)	4.00%	3.90%
Discount rate (as a percentage)	10.60%	11.60%
Pre-tax discount rate	16.50%
Multiple of sales	3.3	3.4
Multiple of EBITDA (as defined)	7.9	8.2